Dividends (Tables)	12 Months Ended
Mar. 31, 2019
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Summary of distributions made and proposed to equity shareholders

Remittance of dividends outside India is governed by Indian law on foreign exchange and is subject to applicable taxes.

Distributions made and proposed

For the year ended March 31,	2017	2018	2019	2019
	(₹ in million)	(₹ in million)	(₹ in million)	(US dollars in million)
Amounts recognised as distributions to equity share holders:

Equity dividend on ordinary shares:
Interim dividend for the year: (March 31, 2019: ₹ 17.00/- and ₹ 1.85/- per share, March 31, 2018: ₹ 21.20/- per share, March 31, 2017: ₹ 17.70/- and ₹ 1.75/-) [a,b,c]	70,989	78,810	70,043	1,013
Dividend distribution tax (DDT) on above [a,b,c]	14,472	16,054	14,370	208

Total	85,461	94,864	84,413	1,221

Preference dividend on redeemable preference shares:
Preference dividend for the year: 7.5% p.a. (March 31, 2018: 7.5% p.a.) [d]	—	2,090	1,299	19
Dividend distribution tax on preference dividend	—	426	274	4

Total	—	2,516	1,573	23

a)

Two interim dividends of ₹ 17.00 and ₹ 1.85 per share were declared during the current year ended March 31, 2019. This includes interim dividend of ₹ 17.00 per share amounting to ₹ 255 million and dividend distribution tax of ₹ 52 million payable on 14,998,802 equity shares held by Vedanta Limited through ESOP trust for its stock options. The right to second interim dividend of ₹1.85 per share was waived by ESOP trust.

b)

An interim dividend of ₹ 21.20 per share was declared during the previous year ended March 31, 2018. This includes dividend of ₹ 196 million and dividend distribution tax of ₹ 40 million payable on 9,233,871 equity shares held by Vedanta Limited through ESOP trust for its stock options.

c)

Two interim dividends of ₹ 1.75 and ₹ 17.70 per share were declared during the year ended March 31, 2017. This includes interim dividend of ₹ 77 million and dividend distribution tax of ₹ 14 million payable on 3,984,256 equity shares held by Vedanta Limited through ESOP trust for its stock options.

d)

Dividend at the rate of 7.5% p.a. on the redeemable preference shares of face value of ₹ 10/- per preference share for the period from April 27, 2017 to March 31, 2018 and April 01, 2018 to October 27, 2018, as per their terms of issuance was declared during the year ended March 31, 2018 and March 31, 2019 respectively. The same has been accounted for as interest cost and has been recorded in the Consolidated Statement of Profit or Loss. These preference shares were redeemed, along with dividend on October 26, 2018. (Refer Note 30)